Trade and other payables - Currency Split (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
Carrying value	$ 1,438	$ 1,486
Pound sterling
Trade and other payables
Carrying value	196	207
Euro
Trade and other payables
Carrying value	228	284
US dollar
Trade and other payables
Carrying value	667	666
Other currencies
Trade and other payables
Carrying value	$ 347	$ 329